Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation	Stock-Based Compensation
On July 20, 2021, OppFi established the OppFi Inc. 2021 Equity Incentive Plan (“Plan”), which provides for the grant of awards in the form of options, stock appreciation rights, restricted stock awards, restricted stock units, performance shares, performance units, cash-based awards, and other stock-based awards to employees, non-employee directors, officers, and consultants. As of March 31, 2022, the maximum aggregate number of shares of Class A Common Stock that may be issued under the Plan (including from outstanding awards) was 11,772,630 shares. As of March 31, 2022, OppFi had only granted awards in the form of options, restricted stock units, and performance stock units.

Stock options:

A summary of the Company’s stock option activity for the three months ended March 31, 2022 is as follows:

	Number of Common Stock Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2021	3,375,000	$15.23	—	$—
Granted	251,918	4.77	—	—
Exercised	—	—	—	—
Forfeited	(1,499,822)	14.01	—	—
Outstanding as of March 31, 2022	2,127,096	$14.85	9.34	$—
Exercisable as of March 31, 2022	175,000	$15.23	9.30	$—

For the three months ended March 31, 2022, the Company recognized negative stock-based compensation expense of $0.2 million related to stock options due to forfeitures. As of March 31, 2022 and December 31, 2021, the Company had unrecognized stock-based compensation related to unvested stock options of $2.8 million and $6.1 million, respectively, that is expected to be recognized over an estimated weighted-average period of approximately 3.3 years and 3.5 years, respectively. The weighted-average grant date fair value of stock options granted during the three months ended March 31, 2022 was $2.86.

The fair value of each option grant during the three months ended March 31, 2022 was estimated on the grant date using the Black-Scholes option pricing model based on the following assumptions:

Volatility	65.00%
Risk-free rate	1.71%
Expected term (years)	6.1 years
Dividend yield	0.00%

Restricted stock units:
A summary of the Company’s restricted stock unit (“RSU”) activity for the three months ended March 31, 2022 is as follows:

	Number of Restricted Stock Units	Weighted-Average Grant Date Fair Value
Unvested as of December 31, 2021	1,818,530	$7.58
Granted	275,799	4.54
Vested	(25,671)	3.58
Forfeited	(566,232)	5.48
Unvested as of March 31, 2022	1,502,426	$7.10

There were 31,833 vested RSUs that remained unsettled as of March 31, 2022. For the three months ended March 31, 2022, the Company recognized stock-based compensation of $0.8 million related to RSUs. As of March 31, 2022 and December 31, 2021, total unrecognized compensation expense related to RSUs was $8.6 million and $12.2 million, respectively, which will be recognized over a weighted-average vesting period of approximately 3.5 years and 3.6 years, respectively.

Performance stock units:

A summary of the Company’s performance stock unit (“PSU”) activity for three months ended March 31, 2022 is as follows:

	Number of Performance Stock Units	Weighted-Average Grant Date Fair Value
Unvested as of December 31, 2021	78,907	$7.69
Granted	—	—
Vested	—	—
Forfeited	—	—
Unvested as of March 31, 2022	78,907	$7.69

For the three months ended March 31, 2022, the Company recognized stock-based compensation of $0.1 million related to PSUs. As of March 31, 2022 and December 31, 2021, total unrecognized compensation expense related to PSUs was $0.4 million and $0.5 million, respectively, which will be recognized over a weighted-average vesting period of approximately 3.50 years and 3.75 years, respectively.

Employee Stock Purchase Plan: On July 20, 2021, the Company established the OppFi Inc. 2021 Employee Stock Purchase Plan (“ESPP”). The ESPP permits eligible employees to contribute up to 10% of their compensation, not to exceed the IRS allowable limit, to purchase shares of Class A Common Stock during six month offerings. Eligible employees will purchase the shares at a price per share equal to the lesser of 85% of the fair market value of the Class A Common Stock on the first trading day of the offering period or the last trading day of the offering period. The offering periods begin each January 1 and July 1, with the initial offering period beginning on January 1, 2022. As of March 31, 2022, the maximum aggregate number of shares of Class A Common Stock that may be issued under the ESPP was 1,200,000 and consists of authorized but unissued or reacquired shares of Class A Common Stock. The maximum aggregate number of shares of Class A Common Stock that may be issued under the ESPP shall be cumulatively increased on January 1, 2022 and on each subsequent January 1, through and including January 1, 2030, by a number of shares equal to the smallest of (a) one percent of the number of shares of Class A Common Stock issued and outstanding on the immediately preceding December 31, (b) 2,400,000 shares, or (c) an amount determined by the Board. As of March 31, 2022 and December 31, 2021 , no shares of Class A Common Stock have been purchased under the ESPP.

ESPP employee payroll contributions accrued as of March 31, 2022 were $0.1 million and are included within accrued expenses on the consolidated balance sheets. Payroll contributions accrued as of March 31, 2022 will be used to purchase shares at the end of the current ESPP offering period ending on June 30, 2022. Payroll contributions ultimately used to purchase shares are reclassified to stockholders’ equity on the purchase date.

Profit unit interests: Prior to the Business Combination, OppFi-LLC issued profit unit interests, which were recapitalized as Class A common units of OppFi-LLC (“OppFi Units”) in connection with the adoption by the Members in accordance with the terms of the Third Amended and Restated Limited Liability Company Agreement of OppFi-LLC (“OppFi A&R LLCA”) immediately prior to the Closing.
Total profit interest compensation expense for the three months ended March 31, 2021 was $49 thousand.

The compensation expense accounted for all vested units based on the following assumptions:

Expected term	3 years
Volatility	68.0%
Discount for lack of marketability	45.0%
Risk free rate	0.2%

A summary of the Company’s profit unit interests activity for the three months ended March 31, 2021 is as follows:

		Avg Fair Value
	Units	at Grant Date
Outstanding at December 31, 2020	12,202,135	$0.08
Granted	—	—
Forfeited	(54,800)	0.08
Outstanding at March 31, 2021	12,147,335	$0.08

A summary of the Company’s non-vested units activity for the three months ended March 31, 2021 is as follows:

		Avg Fair Value
	Units	at Grant Date
Non-vested units at December 31, 2020	4,738,333	$0.12
Granted	—	—
Vested	(325,835)	0.15
Forfeited	(54,800)	0.08
Non-vested units at March 31, 2021	4,357,698	$0.12

Subsequent to the Business Combination, there was no unrecognized compensation expense related to profit unit interests.
Stock-Based Compensation
On July 20, 2021, the Company established the OppFi Inc. 2021 Equity Incentive Plan (“Plan”), which provides for the grant of awards in the form of options, stock appreciation rights, restricted stock awards, restricted stock units, performance shares, performance units, cash-based awards, and other stock-based awards to employees, non-employee directors, officers, and consultants. As of December 31, 2021, the maximum aggregate number of shares of Class A Common Stock that may be issued under the Plan shall be equal to 11,500,000 shares. The maximum aggregate number of shares is subject to annual increases beginning on January 1, 2022 and continuing on the first day of each subsequent fiscal year through and including the tenth anniversary of the commencement of the initial annual increase, equal to the lesser of two percent of the number of shares of Class A Common Stock outstanding at the conclusion of the Company’s immediately preceding fiscal year, or an amount determined by the Company’s Board of Directors. As of December 31, 2021, the Company had only granted awards in the form of options, restricted stock units, and performance stock units.

Stock options: Under the terms of the Plan, incentive stock options must have an exercise price at or above the fair market value of the stock on the date of the grant. Stock options granted have service-based vesting conditions only. Stock options generally vest over four years with 25% of stock options vesting on the first anniversary of the grant and the remaining
75% vesting quarterly over the remaining 36 months. Option holders have a 10-year period to exercise the options before they expire. Forfeitures are recognized during the period in which they occur.

A summary of the Company’s stock option activity for the year ended December 31, 2021 is as follows:

	Number of Common Stock Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2020	—	$—	—	$—
Granted	5,600,000	15.23	—	—
Exercised	—	—	—	—
Forfeited	(2,225,000)	15.23	—	—
Outstanding as of December 31, 2021	3,375,000	$15.23	9.60	$—
Vested and exercisable as of December 31, 2021	—	$—	0.0	$—

Compensation expense is recorded on a straight-line basis over the vesting period, which is the requisite service period, beginning on the grant date. The compensation expense is based on the fair value of each option grant using the Black-Scholes option pricing model and is recognized as salaries and employee benefits expense in the consolidated statements of operations and an increase to additional paid-in capital. For the year ended December 31, 2021, the Company recognized stock-based compensation of $0.9 million related to stock options. As of December 31, 2021, the Company had unrecognized stock-based compensation of $6.1 million related to unvested stock options that is expected to be recognized over an estimated weighted-average period of approximately 3.5 years. The weighted-average grant date fair value of stock options granted during the year ended December 31, 2021 was $2.45.
The fair value of each option grant was estimated on the grant date using the Black-Scholes option pricing model based on the following assumptions:

Volatility	32.50%
Risk-free rate (low)	0.91% - 1.25%
Expected term (years)	5.1 - 6.1 years
Dividend yield	0.00%

Volatility is the measure by which the Company’s stock price is expected to fluctuate during the expected life of the stock options. Due to the lack of company-specific market data, volatility is based on an estimate of expected volatilities of a representative group of publicly traded companies.

Risk-free rate is based on U.S. Treasury Note yields.

Expected term represents the weighted-average period over which the granted stock options are expected to remain outstanding.

Dividend yield is based on the Company’s history and expectation of dividend payments.

Restricted stock units: Under the terms of the Plan, the Company may grant awards to employees, officers and directors in the form of restricted stock units (“RSUs”), which collectively represent contingent rights to receive shares of Class A Common Stock. The RSUs granted to employees and officers generally vest over four years with 25% of the RSUs vesting on the first anniversary of the grant and the remaining 75% vesting quarterly over the remaining 36 months, and the RSUs granted to directors vest on the earlier of the one-year anniversary of grant or the date of the Company’s next annual meeting of stockholders.

A summary of the Company’s RSU activity for the year ended December 31, 2021 is as follows:

	Number of Restricted Stock Units	Weighted-Average Grant Date Fair Value
Unvested as of December 31, 2020	—	$—
Granted	2,109,320	7.59
Vested	(11,337)	7.69
Forfeited	(279,453)	7.69
Unvested as of December 31, 2021	1,818,530	$7.58

If the settlement date with respect to any Class A Common Stock shares issuable upon vesting of RSUs would otherwise occur on a day on which the sale of such shares would violate the provisions of the Company’s Trading Compliance Policy, then the settlement date shall be deferred until the next trading day on which the sale of such shares would not violate the Trading Compliance Policy. In any event, the settlement date shall be no later than the fifteenth day of the third calendar month following the year in which such RSUs vest. In adhering to the Company’s Trading Compliance Policy, there were 6,162 vested RSUs not settled as of December 31, 2021.

The fair value of each RSU is based on the fair value of the Company’s Class A Common Stock on the date of grant. The related stock-based compensation expense is recognized on a straight-line basis over the requisite service period of the awards, and forfeitures are recognized during the period in which they occur. For the year ended December 31, 2021, the Company recognized stock-based compensation of $1.5 million related to RSUs. As of December 31, 2021, total unrecognized compensation expense related to RSUs was $12.2 million, which will be recognized over a weighted-average vesting period of approximately 3.6 years.

Performance stock units: Under the terms of the Plan, the Company may grant awards to employees, officers, and directors in the form of performance stock units (“PSUs”), which collectively represent the contingent rights to receive shares of Class A Common Stock based on the achievement of pre-established performance targets over the applicable performance period. PSUs generally vest over four years, provided the achievement of specified performance targets.
A summary of the Company’s PSU activity for year ended December 31, 2021 is as follows:

	Number of Performance Stock Units	Weighted-Average Grant Date Fair Value
Unvested as of December 31, 2020	—	$—
Granted	99,868	7.69
Vested	—	—
Forfeited	(20,961)	7.69
Unvested as of December 31, 2021	78,907	$7.69

The fair value of each PSU is based on the fair value of the Company’s Class A Common Stock on the date of grant. The related stock-based compensation expense is recognized on a straight-line basis over the requisite service period of the awards based on management’s determination of the probable achievement of the pre-established performance targets. If necessary, the Company adjusts the expense recognized to reflect the actual vested shares following the final determination of the achievement of the pre-established performance targets. PSU forfeitures are recognized during the period in which they occur. For the year ended December 31, 2021, the Company recognized stock-based compensation of $0.1 million related to PSUs. As of December 31, 2021, total unrecognized compensation expense related to PSUs was $0.5 million, which will be recognized over a weighted-average vesting period of approximately 3.8 years.

Employee Stock Purchase Plan: On July 20, 2021, the Company established the OppFi Inc. 2021 Employee Stock Purchase Plan (“ESPP”). The ESPP permits eligible employees to contribute up to 10% of their compensation, not to exceed the IRS allowable limit, to purchase shares of the Company’s Class A Common Stock during six month offerings. Eligible employees will purchase the shares at a price per share equal to the lesser of 85% of the fair market value of the Company’s Class A Common Stock on the first trading day of the offering period or the last trading day of the offering period. The offering periods begin each January 1 and July 1, with the initial offering period beginning on January 1, 2022. As of December 31, 2021, the maximum aggregate number of shares of Class A Common Stock that may be issued under the ESPP was 1,200,000 and may consist of authorized but unissued or reacquired shares of Class A Common Stock. The maximum aggregate number of shares of Class A Common Stock that may be issued under the ESPP shall be cumulatively increased on January 1, 2022 and on each subsequent January 1, through and including January 1, 2030, by a number of shares equal to the smallest of (a) one percent of the number of shares of Class A Common Stock issued and outstanding on the immediately preceding December 31, (b) 2,400,000 shares, or (c) an amount determined by the Board of Directors. As of December 31, 2021, no shares of the Company’s Class A Common Stock have been purchased under the ESPP.

Profit unit interests: Prior to the Business Combination, OppFi-LLC issued profit unit interests, which were recapitalized as OppFi Units in connection with the adoption by the Members of the OppFi A&R LLCA immediately prior to the Closing.

Total profit interest compensation expense for the years ended December 31, 2021, 2020 and 2019 was $0.5 million, $0.1 million, and $0.1 million respectively.

The compensation expense accounted for all vested units based on the following assumptions:

Expected term	3 years
Volatility	68.0%
Discount for lack of marketability	45.0%
Risk free rate	0.2%
The following table summarizes the Company’s profit unit interests activity:

		Avg Fair Value
	Units	at Grant Date
Outstanding at December 31, 2018	9,279,761	$0.04
Granted	619,597	0.22
Forfeited	(100,640)	0.17
Outstanding at December 31, 2019	9,798,718	0.05
Granted	2,413,833	0.17
Forfeited	(10,416)	0.03
Outstanding at December 31, 2020	12,202,135	0.08
Granted	—	—
Forfeited	(591,078)	0.10
Exchanged in reverse recapitalization	(11,611,057)	0.08
Outstanding at December 31, 2021	—	$—

The following table summarizes the Company’s non-vested units activity:

		Avg Fair Value
	Units	at Grant Date
Non-vested units at December 31, 2018	4,529,290	$0.06
Granted	619,597	0.22
Vested	(1,581,500)	0.04
Forfeited	(100,640)	0.17
Non-vested units at December 31, 2019	3,466,747	0.10
Granted	2,413,833	0.17
Vested	(1,131,831)	0.13
Forfeited	(10,416)	0.03
Non-vested units at December 31, 2020	4,738,333	0.12
Granted	—	—
Vested	(2,933,300)	0.08
Forfeited	(591,078)	0.10
Exchanged in reverse recapitalization	(1,213,955)	0.22
Non-vested units at December 31, 2021	—	$—
As of December 31, 2021, there was no unrecognized compensation expense related to profit unit interests. As of December 31, 2020, unrecognized compensation expense related to profit unit interests was $0.4 million.